Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000026757
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 12,955	$ 11,647	$ 11,106	$ 12,603	$ 12,149	$ 11,509	$ 10,475	$ 10,641	$ 9,959	$ 9,323	$ 9,552
C000026759
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 12,785	11,493	10,959	12,518	12,158	11,619	10,641	10,892	10,271	9,687	10,000
C000026760
Account Value [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Account Value	$ 13,433	12,065	11,515	13,064	12,589	11,934	10,854	11,028	10,327	9,664	9,902
C000062222
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,994	12,531	11,922	13,481	12,951	12,238	11,097	11,238	10,481	9,784	10,000
C000177003
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 13,908	12,462	11,845	13,397	12,872	12,167	11,025	11,177	10,426	9,761	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,298	12,695	11,973	13,375	13,195	12,478	11,456	11,593	10,827	10,008	10,000
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Account Value	$ 13,228	12,061	11,513	12,667	12,320	11,806	10,885	10,987	10,293	9,830	10,000
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,298	12,695	11,973	13,375	13,195	12,478	11,456	11,593	10,827	10,008	10,000
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Account Value	$ 13,228	12,061	11,513	12,667	12,320	11,806	10,885	10,987	10,293	9,830	10,000
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,298	12,695	11,973	13,375	13,195	12,478	11,456	11,593	10,827	10,008	10,000
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Account Value	$ 13,228	12,061	11,513	12,667	12,320	11,806	10,885	10,987	10,293	9,830	10,000
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,298	12,695	11,973	13,375	13,195	12,478	11,456	11,593	10,827	10,008	10,000
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Account Value	$ 13,228	12,061	11,513	12,667	12,320	11,806	10,885	10,987	10,293	9,830	10,000
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,298	12,695	11,973	13,375	13,195	12,478	11,456	11,593	10,827	10,008	10,000
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Account Value	$ 13,228	$ 12,061	$ 11,513	$ 12,667	$ 12,320	$ 11,806	$ 10,885	$ 10,987	$ 10,293	$ 9,830	$ 10,000